Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing the index rates stipulated by the Bank of China:
USD against RMB	December 31, 2022	December 31, 2023	December 31, 2024
Year-end spot rate	USD1=RMB6.9646	USD1=RMB7.0827	USD1=RMB7.1884
Average rate	USD1=RMB6.7165	USD1=RMB7.0456	USD1=RMB7.1162

HKD against RMB	December 31, 2022	December 31, 2023	December 31, 2024
Year-end spot rate	HKD1=RMB0.8899	HKD1=RMB0.9056	HKD1=RMB0.9249
Average rate	HKD1=RMB0.8578	HKD1=RMB0.8999	HKD1=RMB0.9120

Schedule of Estimated Residual Value of the Assets

Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category	Estimated useful lives
Land	Infinite
Buildings	25 years
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 - 10 years
Other equipment	5 years

Schedule of Estimated Useful Live of the Asset	Intangible assets are amortized using the straight-line basis over the estimated useful live of the asset as follows:
Category	Estimated useful lives
Software	5 - 10 years

Schedule of Disaggregation of the Group’s Revenue

The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024, respectively:

	FY 2022		FY 2023		FY 2024
Revenue Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	577,567,025	88.6%	342,582,431	68.8%	323,111,187	44,948,972	57.2%
- Integrated cross-border logistics	444,335,722	68.2%	219,651,690	44.1%	202,938,808	28,231,429	35.9%
- Fragmented logistics	133,231,303	20.4%	91,825,049	18.4%	101,450,687	14,113,111	18.0%
- Chartered airline freight services	-	-	28,210,531	5.7%	13,524,979	1,881,501	2.4%
- Warehouse services	-	-	2,895,161	0.6%	5,196,713	722,931	0.9%
Type B: Supply chain management	69,022,899	10.6%	152,630,138	30.7%	238,082,118	33,120,321	42.1%
- International trading in relation to supply chain management	68,878,594	10.6%	152,544,744	30.7%	238,081,468	33,120,231	42.1%
- Agent services	144,305	0.0%	85,394	0.0%	650	90	0.0%
Type C: Other services	5,401,669	0.8%	2,655,631	0.5%	4,080,172	567,605	0.7%
- Customs brokerage	4,098,297	0.6%	2,544,116	0.5%	4,080,172	567,605	0.7%
- Software development	1,303,372	0.2%	111,515	0.0%	-	-	0.0%
Total	651,991,593	100.00%	497,868,200	100.0%	565,273,477	78,636,898	100%

Schedule of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024, respectively.

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB	RMB	US$
Point in time	71,448,443	158,069,415	242,162,290	33,687,926
Over time	580,543,150	339,798,785	323,111,187	44,948,972
Total revenue	651,991,593	497,868,200	565,273,477	78,636,898

Schedule of Contract Liabilities at the Beginning of the Reporting Period

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2022	2023	2024
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	7,851,588	1,989,310	4,259,197	592,510